Intangible assets - Cash-generating Units with Significant Goodwill (Detail) - GBP (£) £ in Millions		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	£ 7,388.8	£ 10,110.6		£ 13,132.6
Brands with an indefinite useful life		1,059.1	1,078.2
GroupM [member]
Disclosure of information for cash-generating units [line items]
Goodwill		2,953.7	2,921.7	[1]
Wunderman Thompson [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		949.4	2,121.9	[1]
Brands with an indefinite useful life		403.9	409.7
VMLYAndR [member]
Disclosure of information for cash-generating units [line items]
Goodwill		411.9	901.0	[1]
Brands with an indefinite useful life		193.4	199.1
Ogilvy [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		782.0	758.6	[1]
Brands with an indefinite useful life		206.5	211.1
Burson Cohn Wolfe [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		591.1	739.3	[1]
Brands with an indefinite useful life		128.8	130.2
Other [member]
Disclosure of information for cash-generating units [line items]
Goodwill		1,700.7	2,668.1	[1]
Brands with an indefinite useful life		£ 126.5	£ 128.1

[1]	Figures have been restated as described in the accounting policies.